Employee benefits (Tables)	12 Months Ended
Dec. 31, 2022
Employee benefits
Schedule of employee benefits
	December 31, 2022	December 31, 2021
Salary	1,641	613
Labor provisions (vacation)	15,877	9,788
Provision for bonus	15,002	9,664
Other obligations	2,519	1,861
Long-term benefits (a)	62	-
	35,101	21,926

Current	35,039	21,926
Non-current	62	-

(a)	Effect of the provision for taxes to be paid on the delivery of RSU of the plan described in Note 17.